Right-of-use assets and lease liability (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets And Lease Liability
Balance as of January 01	R$ 4,241	R$ 3,156
Acquired	1,283	2,232
Additions through merger of ER Plastics		4
Disposals	(70)	(13)
Interests and monetary and exchange variations, net	45	84
Currancy translation adjustments	(78)	(72)
Payments	(1,209)	(929)
Interest paid	(279)	(221)
Balance as of December 31	3,933	4,241
Lease current liabilities	978	1,040
Lease non current liabilities	2,955	3,201
Lease liabilities	R$ 3,933	R$ 4,241